UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Operating activities:
Net loss	¥ (1,722)	$ (244)	¥ (17)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	77	11	94
Depreciation and amortization and other	1,143	161	1,126
Impairment loss	101	14	60
Loss from equity method investments, net of dividends received	88	12	22
Investment loss (income)	434	61	(354)
Foreign currency exchange loss	590	83	175
Noncash lease expense	1,940	273	1,604
Changes in operating assets and liabilities	(2,167)	(305)	(2,103)
Others	36	6	(134)
Changes in operating assets and liabilities, net of effect of acquisitions:
Net cash provided by operating activities	520	72	473
Investing activities:
Capital expenditures	(824)	(116)	(1,207)
Acquisitions, net of cash received	(59)	(8)	(741)
Purchases of investments	(377)	(53)	(472)
Proceeds from maturity/sale and return of investments	568	80	1,430
Loan advances	(152)	(21)	(85)
Loan collections	172	24	149
Others	2	0	27
Net cash used in investing activities	(670)	(94)	(899)
Financing activities:
Net proceeds from issuance of ordinary shares			1
Payment of share repurchase	(334)	(47)
Proceeds from debt	4,813	677	2,217
Repayment of debt	(4,111)	(578)	(3,403)
Dividend paid	(416)	(58)
Cash received for the termination of Capped Call	86	12
Others	(32)	(4)	(17)
Net cash provided by (used in) financing activities	6	2	(1,202)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	220	31	(51)
Net change in cash, cash equivalents and restricted cash	76	11	(1,679)
Cash, cash equivalents and restricted cash at the beginning of the period	5,141	723	7,090
Cash, cash equivalents and restricted cash at the end of the period	5,217	734	5,411
Supplemental disclosure of cash flow information:
Cash and cash equivalents	5,177		5,385
Restricted cash	40		26
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	5,217		5,411
Interest paid, net of amounts capitalized	150	21	203
Income taxes paid	319	45	377
Cash paid for amounts included in the measurement of operating lease liabilities	2,393	336	2,895
Cash paid for amounts included in the measurement of finance lease liabilities	75	10	71
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	802	113	1,604
Non-cash right-of-use assets obtained in exchange for finance lease liabilities	259	36
Non-cash right-of-use assets obtained in acquisition for operating lease	173	5	1,710
Non-cash lease liabilities obtained in acquisition for operating lease	144	20	1,692
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	433	61	431
Consideration payable for business acquisition	¥ 35	$ 5	85
Purchase of intangible assets included in payables			¥ 2